Other (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Other general expense - net
Included in Other general expense - net were the following:

	2013	2012	2011
Provisions for environmental matters - net	$(2,751)	$6,736	$9,100
Loss (gain) on disposition of assets	5,207	3,454	(5,469)
Net expense (income) of exit or disposal activities	63	(4,942)	(900)
Total	$2,519	$5,248	$2,731

Other expense (income) - net
. Included in Other expense (income) - net were the following:

	2013	2012	2011
Dividend and royalty income	$(5,904)	$(4,666)	$(4,963)
Net expense from financing activities	9,829	9,220	8,023
Foreign currency transaction related losses (gains)	7,669	(3,071)	4,748
Other income	(22,684)	(21,074)	(22,167)
Other expense	12,026	9,651	9,550
Total	$936	$(9,940)	$(4,809)